Accounts and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2019
Trade And Other Receivables [Abstract]
Summary of Accounts and Other Receivables

(1) Accounts and other receivables as of December 31, 2019 and 2018 are as follows:

	December 31, 2019		December 31, 2018
	(In millions of Korean won)
Accounts receivables
Non-related party	~~W~~	29,697	~~W~~	59,633
Related party		2,721		1,053
Less : Loss allowance		(165)		(22)
Accounts receivables, net	~~W~~	32,253	~~W~~	60,664

	December 31, 2019		December 31, 2018
	(In millions of Korean won)
Other receivables
Non-related party	~~W~~	60	~~W~~	339
Related party		—		—
Less : Loss allowance		(4)		(84)
Other receivables, net	~~W~~	56	~~W~~	255

Summary of Changes in Loss Allowance of Accounts and Other Receivables

(2) Changes in the loss allowance of accounts and other receivables during the years ended December 31, 2019, 2018 and 2017 are as follows:

Accounts receivables	2019		2018			2017
	(In millions of Korean won)
Beginning balance	~~W~~	22	~~W~~	123	~~W~~	126
(Reversal of) Bad debt expenses		281		55		(3)
Write-off		(138)		(156)		—
Ending balance	~~W~~	165	~~W~~	22	~~W~~	123

Other receivables	2019		2018			2017
	(In millions of Korean won)
Beginning balance	~~W~~	84	~~W~~	46	~~W~~	45
(Reversal of) Bad debt expenses		(34)		40		1
Write-off		(46)		(2)		—
Ending balance	~~W~~	4	~~W~~	84	~~W~~	46

Summary of ECLs and Credit Risk Exposures for Accounts and Other Receivables

(3) ECLs and credit risk exposures for accounts and other receivables as of December 31, 2019 and 2018 are as follows:

① Accounts receivables

As of December 31, 2019	Expected loss rate	Carrying amount		Loss allowance
		(In millions of Korean won)
Less than 90 days	0.3%	~~W~~	31,146	~~W~~	97
More than 90 days ~ Less than 180 days	3.6%		1,213		44
More than 180 days ~ Less than 270 days	21.1%		30		6
More than 270 days ~ Less than 1 year	51.9%		24		12
More than 1 year	100.0%		6		6
Total		~~W~~	32,419	~~W~~	165

As of December 31, 2018	Expected loss rate	Carrying amount		Loss allowance
		(In millions of Korean won)
Less than 90 days	—	~~W~~	60,588	~~W~~	—
More than 1 year	22.3%		98		22
Total		~~W~~	60,686	~~W~~	22

② Other receivables

As of December 31, 2019	Expected loss rate	Carrying amount		Loss allowance
		(In millions of Korean won)
Less than 90 days	4.3%	~~W~~	57	~~W~~	2
More than 90 days ~ Less than 180 days	32.8%		2		1
More than 180 days ~ Less than 270 days	99.6%		1		1
More than 270 days ~ Less than 1 year	100.0%		1		—
Total		~~W~~	61	~~W~~	4

As of December 31, 2018	Expected loss rate	Carrying amount		Loss allowance
		(In millions of Korean won)
Less than 90 days	—	~~W~~	254	~~W~~	—
More than 270 days ~ Less than 1 year	49.0%		1		—
More than 1 year	100.0%		84		84
Total		~~W~~	339	~~W~~	84